Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operating Activities
Net earnings / (loss)	$ 251.6	$ (263.6)	$ (9.2)
Adjustments to reconcile net earnings / (loss) to net cash provided by operating activities:
Depreciation and amortization	104.4	110.1	97.2
Non-cash goodwill and intangible asset impairment charges	0	428.8	61.0
Deferred income taxes	24.8	(68.5)	(29.2)
Provision for doubtful accounts	25.9	28.9	27.8
Loss from sale of an equity investment	0	0	10.3
Share-based compensation	31.4	24.1	17.5
Excess tax benefit on exercise of stock options	(1.3)	(1.3)	(0.5)
Change in operating assets and liabilities, excluding the impact of acquisitions:
Accounts receivable	(417.1)	(708.1)	663.6
Other assets	(48.2)	9.9	(71.5)
Other liabilities	97.7	621.8	(352.7)
Cash provided by / (used in) operating activities	69.2	182.1	414.3
Cash Flows from Investing Activities
Capital expenditures	(64.9)	(58.5)	(35.1)
Acquisitions of businesses, net of cash acquired	(49.0)	(270.0)	(21.6)
Proceeds from the sale of an equity investment	0	0	13.3
Proceeds from the sale of property and equipment	4.4	4.9	3.6
Cash provided by / (used in) investing activities	(109.5)	(323.6)	(39.8)
Cash Flows from Financing Activities
Net change in short-term borrowings	15.6	(15.6)	(14.6)
Proceeds from long-term debt	0.8	1.8	146.5
Repayments of long-term debt	(1.1)	(1.1)	(359.3)
Proceeds from stock option and purchase plans	29.5	27.1	14.2
Excess tax benefit on exercise of stock options	1.3	1.3	0.5
Repurchases of common stock	(104.5)	(34.8)	0
Dividends paid	(65.1)	(60.8)	(58.0)
Cash provided by / (used in) financing activities	(123.5)	(82.1)	(270.7)
Effect of exchange rate changes on cash	(28.3)	(18.4)	36.8
Net increase (decrease) in cash and cash equivalents	(192.1)	(242.0)	140.6
Cash and cash equivalents, beginning of year	772.6	1,014.6	874.0
Cash and cash equivalents, end of year	580.5	772.6	1,014.6
Supplemental Cash Flow Information
Interest paid	43.2	45.0	62.0
Income taxes paid	170.7	78.4	75.2
Non-cash financing activity:
Common stock issued for acquisition	$ 0	$ 188.5	$ 0